SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) shares	Dec. 31, 2015 shares	Jul. 31, 2018 RUB (₽)
Shareholders' equity
Number of shares outstanding	1,830,742,676	1,912,042,419
Purchase of treasury shares | ₽	₽ 22,571,000,000	₽ 21,896,000,000	₽ 748,000,000
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575
Par value (in RUB per share) | ₽ / shares	₽ 0.1	₽ 0.1
Number of shares outstanding	1,998,381,575	1,998,381,575	1,998,381,575	2,066,413,562
Treasury stock
Shareholders' equity
Number of shares outstanding	(167,638,899)	(86,339,156)	(11,482,047)	(77,521,163)
Purchase of treasury shares | ₽	₽ 22,567,000,000	₽ 21,896,000,000	₽ 748,000,000
ADS
Shareholders' equity
Ratio of ordinary shares per each ADS	2
Number of ADSs repurchased (in shares)				33,997,667
Common stock and ADSs included in Tender Offer
Shareholders' equity
Maximum stock repurchase amount | ₽		₽ 4,647,000,000	₽ 4,935,000,000
Number of shares repurchased		16,022,364	3,060,409
Price per share | ₽ / shares		₽ 290.00
Purchase of treasury shares | ₽		₽ 4,646,000,000	₽ 747,000,000
Common stock and ADSs included in Tender Offer | Sistema
Shareholders' equity
Number of shares repurchased			1,550,495
Purchase of treasury shares | ₽			₽ 335,000,000
Common stock and ADSs included in Tender Offer | Sistema Finance
Shareholders' equity
Number of shares repurchased		16,038,892
Purchase of treasury shares | ₽		₽ 4,651,000,000
Common stock and ADSs included in Tender Offer | Sistema Finance | Repurchase Plan - approved in 2018
Shareholders' equity
Number of shares repurchased	27,929,870
Purchase of treasury shares | ₽	₽ 7,412,000,000
Common stock and ADSs included in the Repurchase Plan
Shareholders' equity
Number of shares repurchased		43,647,128
Common stock and ADSs included in the Repurchase Plan | Repurchase Plan - approved in 2017
Shareholders' equity
Maximum stock repurchase amount | ₽		₽ 20,000,000,000
Number of shares repurchased	8,057,356
Purchase of treasury shares | ₽	₽ 2,837,000,000	₽ 12,475,000,000
Common stock and ADSs included in the Repurchase Plan | Repurchase Plan - approved in 2018
Shareholders' equity
Maximum stock repurchase amount | ₽					₽ 30,000,000,000
Number of shares repurchased	55,854,178
Purchase of treasury shares | ₽	₽ 14,903,000,000
Common stock and ADSs included in the Repurchase Plan | Minimum | Repurchase Plan - approved in 2017
Shareholders' equity
Price per share | ₽ / shares		₽ 257
Common stock and ADSs included in the Repurchase Plan | Minimum | Repurchase Plan - approved in 2018
Shareholders' equity
Price per share | ₽ / shares	₽ 191
Common stock and ADSs included in the Repurchase Plan | Maximum | Repurchase Plan - approved in 2017
Shareholders' equity
Price per share | ₽ / shares		₽ 305
Common stock and ADSs included in the Repurchase Plan | Maximum | Repurchase Plan - approved in 2018
Shareholders' equity
Price per share | ₽ / shares	₽ 338
Common stock and ADSs included in the Repurchase Plan | Sistema Finance | Repurchase Plan - approved in 2017
Shareholders' equity
Number of shares repurchased	17,339,848
Purchase of treasury shares | ₽	₽ 4,882,000,000